Schedule of Fair Value Assets And Liabilities Measured On Recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 7,614	$ 8,099
Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	280	1,240
Bifurcated Conversion Feature Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	927
Notes Payable Measured at Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	3,360
Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	3,047	6,859
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Bifurcated Conversion Feature Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Notes Payable Measured at Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Bifurcated Conversion Feature Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Notes Payable Measured at Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	7,614	8,099
Fair Value, Inputs, Level 3 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	280	1,240
Fair Value, Inputs, Level 3 [Member] | Bifurcated Conversion Feature Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	927
Fair Value, Inputs, Level 3 [Member] | Notes Payable Measured at Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	3,360
Fair Value, Inputs, Level 3 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 3,047	$ 6,859